Commitments, Contingencies And Guarantees (Tables)	6 Months Ended
Sep. 30, 2011
Commitments, Contingencies And Guarantees (Abstract)
Commitments Outstanding

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Commitments to extend credit	¥264,736	¥256,927	$3,335
Commitments to invest in partnerships	38,008	30,952	402
Commitments to purchase aircraft	77,928	60,162	781

Contractual Expiry Of Commitments

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥256,927	¥59,122	¥54,811	¥135,715	¥7,279
Commitments to invest in partnerships	30,952	253	22,373	630	7,696
Commitments to purchase aircraft	60,162	21,561	38,601	—	—

	Translation into millions of U.S. dollars
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	$3,335	$767	$712	$1,762	$94
Commitments to invest in partnerships	402	3	291	8	100
Commitments to purchase aircraft	781	280	501	—	—

Schedule Of Future Minimum Rental Payments Under Non-Cancelable Operating Leases

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Total minimum lease payments	¥88,215	¥167,764	$2,178
Less: Sublease rental income	(11,412)	(11,107)	(145)

Net minimum lease payments	¥76,803	¥156,657	$2,033

As of March 31, 2011, these minimum lease payments had the following maturity for payments:

	Millions of yen
	Total	Years of Payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥88,215	¥15,034	¥14,146	¥11,268	¥9,282	¥8,296	¥30,189
As of September 30, 2011, these minimum lease payments had the following maturity for payments:

	Millions of yen
	Total	Years of Payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥167,764	¥20,543	¥18,296	¥15,415	¥12,961	¥11,703	¥88,846

	Translation into millions of U.S. dollars
	Total	Years of Payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	$2,178	$267	$238	$200	$168	$152	$1,153

Information On Derivative Contracts

	Millions of yen				Translation into millions of U.S. dollars
	March 31, 2011		September 30, 2011		September 30, 2011
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts(1)	¥3,539,472	¥101,555,634	¥4,354,200	¥105,269,019	$56,519	$1,366,420
Standby letters of credit and other guarantees(2)	¥267	¥8,512	¥236	¥18,091	$3	$235

(1)	Credit derivatives are disclosed in Note 4. "Derivative instruments and hedging activities" and are excluded from "Derivative contracts".
(2)	Collateral held in connection with "Standby letters of credit and other guarantees" as of March 31, 2011 is ¥6,761 million and as of September 30, 2011 is ¥5,946 million ($77 million).

Expiration Information On Derivative Contracts

	Millions of yen
	Carrying value	Maximum Potential Payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥4,354,200	¥105,269,019	¥39,720,072	¥20,796,052	¥12,235,463	¥32,517,432
Standby letters of credit and other guarantees	236	18,091	9,522	309	207	8,053

	Translation into millions of U.S. dollars
	Carrying value	Maximum Potential Payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	$56,519	$1,366,420	$515,577	$269,938	$158,820	$422,085
Standby letters of credit and other guarantees	3	235	123	4	3	105